IMPAIRMENT OF LONG-LIVED ASSETS - Reversal or recognition of Impairment Loss Administration Segment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	R$ 7,203,496
Balance at end of the year	7,169,826	R$ 7,203,496
Administration
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	48,444
Balance at end of the year	316,288	48,444
Intangible assets and goodwill | Administration
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	48,444	264,253
Additions			R$ 264,253
Reversals	267,844	(215,809)
Balance at end of the year	316,288	48,444	264,253
Goodwill | Administration
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year		215,340
Reversals		(215,340)
Balance at end of the year			215,340
Goodwill | Livramento | Administration
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year		215,340
Additions			215,340
Reversals	233,989
Balance at end of the year	233,989		215,340
Intangible assets other than goodwill | UGC LT Salto Santiago - Ivalpor - Cascavel | Administration
RECOVERABLE VALUE OF LONG-TERM ASSETS
Reversals	33,855
Balance at end of the year	33,855
Intangible assets other than goodwill | Others | Administration
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	48,444	48,913
Additions			48,913
Reversals		(469)
Balance at end of the year	R$ 48,444	R$ 48,444	R$ 48,913